                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-04171
--------------------------------------------------------------------------------

                      CREDIT SUISSE CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
                      Credit Suisse Cash Reserve Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: December 31

Date of reporting period: January 1, 2004 to June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

JUNE 30, 2004
(UNAUDITED)

-  CREDIT SUISSE
   CASH RESERVE FUND

-  CREDIT SUISSE
   NEW YORK TAX EXEMPT FUND

THE FUNDS' INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE FUNDS ARE PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800- 927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2004; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE CASH RESERVE FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2004 (unaudited)

                                                                   June 30, 2004

Dear Shareholder:

YOUR ANNUALIZED CURRENT YIELD
 FOR THE 7-DAY PERIOD ENDING:   JUNE 30, 2004    DECEMBER 31, 2003
-----------------------------   -------------    -----------------
      Common Class(1)                    0.65%*               0.65%*
      Class A shares(1)                  0.40%*               0.40%*
      Class B and C shares(1)            0.20%*               0.20%*
Weighted Average Maturity             43 Days              56 Days

ADVISER'S COMMENTARY: A Shift in The Cycle

   Money market fund yields reversed their long decline in June, when interest rates began to rise in anticipation of the widely expected increase in the fed funds rate. The increase responded to evidence of the quickening pace of the economy. Although corporate profits improved smartly in the latter part of 2003, job creation languished. Beginning in April of this year, a series of better-than-expected job reports convinced the market that historic low interest rates had at last succeeded in stimulating a recovery. The focus shifted to prospects for inflation and the steps the Fed might take to control it, accounting for the rise in rates.

   In terms of our strategy, we maintained a generally cautious duration stance. This approach was designed to more quickly capture the rising yields we were expecting to see near the end of the period.

   Looking ahead, we expect yields to continue rising in line with "measured" rate increases. The Fed telegraphed its intentions earlier in the year well in advance of its change of course in order not to destabilize the markets. The strategy worked. Now it is saying it will likely stick to a policy of measured increases to keep inflation in check, while noting it will move aggressively if needed. We see nothing on the horizon to prompt it to ramp up rates and much to suggest it will maintain its gradualist approach.

   The Fund will continue to emphasize high quality securities to attempt to provide competitive returns without compromising safety or stability of principal. We appreciate your continued support and investment in the Fund.

CREDIT SUISSE ASSET MANAGEMENT, LLC

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

----------
* With waivers and reimbursements.

                  AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2004(2)

                                               SINCE      INCEPTION
               1 YEAR   5 YEARS   10 YEARS   INCEPTION       DATE
               ------   -------   --------   ---------    ---------
Common Class     0.65%     2.91%      4.00%       2.50%     4/16/85
Class A          0.40%       --         --        0.69%    11/30/01
Class B          0.20%       --         --        0.21%     5/01/03
Class C          0.20%       --         --        0.21%     5/01/03

   PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE FUND'S YIELD WILL FLUCTUATE. ALTHOUGH EACH FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN EACH FUND. AN INVESTMENT IN EACH FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

----------
(1) Recent and any future declines in interest-rate levels could cause this Fund's earnings to fall below the Fund's expenses, resulting in a negative yield. CSAM has agreed voluntarily to waive fees and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time.
(2)  Returns assume reinvestment of dividends.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2004 (unaudited)

                                                                   June 30, 2004

Dear Shareholder:

YOUR ANNUALIZED CURRENT YIELD
 FOR THE 7-DAY PERIOD ENDING:   JUNE 30, 2004    DECEMBER 31, 2003
-----------------------------   -------------    -----------------
         Common Class(1)                 0.49%*               0.58%*
         Class A shares(1)               0.25%*               0.35%*

Weighted Average Maturity             35 Days              18 Days

ADVISER'S COMMENTARY: A Shift in The Cycle

   Money market fund yields reversed their long decline in June, when interest rates began to rise in anticipation of the widely expected increase in the fed funds rate. The increase responded to evidence of the quickening pace of the economy. Although corporate profits improved smartly in the latter part of 2003, job creation languished. Beginning in April of this year, a series of better-than-expected job reports convinced the market that historic low interest rates had at last succeeded in stimulating a recovery. The focus shifted to prospects for inflation and the steps the Fed might take to control it, accounting for the rise in rates.

   The New York municipal money market was characterized by relatively stable rates and low volatility. There was also little in the way of new supply, especially over the April-through-June span. As a result, New York municipal money market investors faced difficulty if they sought to extend their average maturities. Issuance at this time was mostly daily and weekly variable-rate notes, and the market's overall maturity fell from about 48 days to 32 days in the six-month period.

   In terms of our strategy, we maintained a generally cautious duration stance. This approach was designed to more quickly capture the rising yields we were expecting to see near the end of the period. The Fund's average maturity increased to 35 days from 18 days, which represented a very short, temporary position we maintained in December in an attempt to capture the spike in municipal money market variable rates that tends to occur annually.

   Looking ahead, we expect yields to continue rising in line with "measured" rate increases. The Fed telegraphed its intentions earlier in the year well in advance of its change of course in order not to destabilize the markets. The strategy worked. Now it is saying it will likely stick to a policy of measured increases to keep inflation in check, while noting it will move aggressively if needed. We see nothing on the horizon to prompt it to ramp up rates and much to suggest it will maintain its gradualist approach.

----------
* With waivers and reimbursements.

   The Fund will continue to focus on high quality securities to attempt to provide what we deem to be attractive levels of after-tax yields without compromising safety or stability of principal. We appreciate your continued support and investment in the Fund.

CREDIT SUISSE ASSET MANAGEMENT, LLC

   THE FUND'S DIVIDENDS ARE DERIVED FROM INTEREST ON NEW YORK MUNICIPAL OBLIGATIONS THAT ARE EXEMPT FROM REGULAR FEDERAL INCOME TAXES AND FROM NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES. SOME INCOME FROM THE FUND THAT IS EXEMPT FROM REGULAR FEDERAL TAXES MAY BE SUBJECT TO STATE AND CITY TAXES, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX. THIS FUND MAY BE MORE VOLATILE THAN A MORE GEOGRAPHICALLY DIVERSE MUNICIPAL FUND. IN THE AFTERMATH OF THE TERRORIST ATTACK ON SEPTEMBER 11, 2001, ISSUERS OF MUNICIPAL SECURITIES IN NEW YORK STATE AND NEW YORK CITY HAVE SUFFERED FINANCIAL DIFFICULTIES, WHICH COULD ADVERSELY AFFECT THE ABILITY OF THOSE ISSUERS TO MAKE PROMPT PAYMENTS OF PRINCIPAL AND INTEREST ON THEIR SECURITIES, AS WELL AS THE CREDIT RATING, MARKET VALUE AND YIELD OF SUCH SECURITIES. THE DEFAULT OR CREDIT-RATING DOWNGRADE OF ONE OF THESE ISSUERS COULD AFFECT THE MARKET VALUES AND MARKETABILITY OF ALL MUNICIPAL SECURITIES, THEREBY HURTING THE FUND'S PERFORMANCE. FURTHERMORE, IF THE FUND HAS DIFFICULTY FINDING ATTRACTIVE NEW YORK MUNICIPAL SECURITIES TO PURCHASE, THE FUND MAY PURCHASE SECURITIES THAT PAY INTEREST NOT EXEMPT FROM NEW YORK TAXES.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                  AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2004(2)

                                               SINCE      INCEPTION
               1 YEAR   5 YEARS   10 YEARS   INCEPTION      DATE
               ------   -------   --------   ---------    ---------
Common Class     0.47%     1.74%      2.36%       1.49%     4/18/85
Class A          0.23%       --         --        0.41%    11/30/01

   PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE FUND'S YIELD WILL FLUCTUATE. ALTHOUGH EACH FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN EACH FUND. AN INVESTMENT IN EACH FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

----------
(1) Recent and any future declines in interest-rate levels could cause this Fund's earnings to fall below the Fund's expenses, resulting in a negative yield. CSAM has agreed voluntarily to waive fees and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time.
(2)  Returns assume reinvestment of dividends.

CREDIT SUISSE CASH RESERVE FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (unaudited)

   PAR                                                              RATINGS+
  (000)                                                           (S&P/MOODY'S)   MATURITY   RATE%       VALUE
----------                                                        -------------   --------   -----   -------------
ASSET BACKED COMMERCIAL PAPER (37.0%)
HYBRID ASSET BACKED COMMERCIAL PAPER (5.1%)
$    3,000   Romulus Funding Corp.                                 (A-1 , P-1)    07/08/04   1.141   $   2,999,335
                                                                                                     -------------
LOANED BACK ASSET BACKED COMMERCIAL PAPER (5.1%)
     3,000   Moat Funding LLC                                     (A-1+ , P-1)    10/01/04   1.187       2,990,953
                                                                                                     -------------
MULTISELLER ASSET BACKED COMMERCIAL PAPER (18.6%)
     3,000   Maximillian Capital Corp.                             (A-1 , P-1)    07/01/04   1.101       3,000,000
     3,000   Perry Global Funding LLC                              (A-1 , P-1)    07/08/04   1.121       2,999,347
     2,000   Receivables Capital Corp.                            (A-1+ , P-1)    07/08/04   1.082       1,999,580
     3,000   Sigma Finance, Inc.                                  (A-1+ , P-1)    08/12/04   1.323       2,995,380
                                                                                                     -------------
                                                                                                        10,994,307
                                                                                                     -------------
SECURITIES ARBITRAGE ASSET BACKED COMMERCIAL PAPER (5.1%)
     3,000   Mane Funding Corp.                                   (A-1+ , P-1)    07/14/04   1.231       2,998,667
                                                                                                     -------------
SINGLE SELLER ASSET BACKED COMMERCIAL PAPER (3.1%)
     1,850   Hertz Fleet Funding LLC                               (A-1 , P-1)    07/07/04   1.101       1,849,661
                                                                                                     -------------
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $21,832,923)                                                  21,832,923
                                                                                                     -------------
CERTIFICATES OF DEPOSIT (5.1%)
BANKS (5.1%)
     3,000   Svenska Handelsbanken AB (Cost $3,000,000)            (A-1 , P-1)    08/23/04   1.080       3,000,000
                                                                                                     -------------
COMMERCIAL PAPER (16.9%)
FINANCE (3.4%)
     2,000   General Electric Capital Corp.                       (A-1+ , P-1)    12/23/04   1.140       1,989,014
                                                                                                     -------------
FINANCIAL SERVICES (13.5%)
     2,000   Citigroup Global Markets Holdings, Inc.              (A-1+ , P-1)    07/06/04   1.052       1,999,708
     3,000   Depfa Bank PLC                                       (A-1+ , P-1)    08/17/04   1.086       2,995,770
     3,000   Westpac Capital Corp.                                (A-1+ , P-1)    08/18/04   1.055       2,995,800
                                                                                                     -------------
                                                                                                         7,991,278
                                                                                                     -------------
TOTAL COMMERCIAL PAPER (Cost $9,980,292)                                                                 9,980,292
                                                                                                     -------------
VARIABLE RATE CORPORATE OBLIGATIONS (12.1%)
FINANCE (12.1%)
     2,000   Goldman Sachs Group, Inc.##                           (A+ , Aa3)     07/09/04   1.490       2,000,129
     3,100   Merrill Lynch & Company, Inc.##                       (A+ , Aa3)     08/17/04   1.190       3,100,000
     2,000   Wells Fargo & Co.##                                   (AA- , Aa1)    07/15/04   6.625       2,004,209
                                                                                                     -------------
TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $7,104,338)                                              7,104,338
                                                                                                     -------------
UNITED STATES AGENCY OBLIGATIONS (32.5%)
       500   Fannie Mae Discount Notes                             (AAA , Aaa)    09/17/04   1.340         498,548
     2,000   Fannie Mae Discount Notes                             (AAA , Aaa)    03/04/05   1.195       1,983,669
     6,000   Fannie Mae Notes##                                    (AAA , Aaa)    09/15/04   1.430       5,999,311
     7,000   Federal Home Loan Bank##                              (AAA , Aaa)    07/05/04   1.040       6,999,819
     1,200   Freddie Mac Discount Notes                            (AAA , Aaa)    03/08/05   1.170       1,190,250
     2,500   Freddie Mac Global Notes                              (AAA , Aaa)    07/15/04   3.000       2,501,839
                                                                                                     -------------
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $19,173,436)                                               19,173,436
                                                                                                     -------------

                 See Accompanying Notes to Financial Statements.

   PAR                                                              RATINGS+
  (000)                                                           (S&P/MOODY'S)   MATURITY   RATE%       VALUE
----------                                                        -------------   --------   -----   -------------
REPURCHASE AGREEMENT (10.9%)
$    6,415   Goldman Sachs Group, L.P. (Agreement
               dated 6/30/04, to be repurchased at
               $6,409,848, collateralized by
               $6,416,055 U.S. Treasury Bond 6.00%
               due 2/15/26. Market Value of
               collateral is 6,544,376)
               (Cost $6,415,000)                                  (A-1+ , P-1)    07/01/04   1.440   $   6,415,000
                                                                                                     -------------
TOTAL INVESTMENTS AT VALUE (114.5%) (Cost $67,505,989)                                                  67,505,989
LIABILITIES IN EXCESS OF OTHER ASSETS (-14.5%)                                                          (8,561,810)
                                                                                                     -------------
NET ASSETS (100.0%)                                                                                  $  58,944,179
                                                                                                     =============

                Average Weighted Maturity -- 43 days (unaudited)

+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

## The interest rate is as of June 30, 2004 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

                  See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (unaudited)

   PAR                                                               RATINGS+
  (000)                                                            (S&P/MOODY'S)   MATURITY   RATE%       VALUE
----------                                                         -------------   --------   -----   -------------
MUNICIPAL BONDS (98.1%)
$      865    Babylon, NY, Union Free School District, General
               Obligation Unlimited (FSA Insured)                   (NR , Aaa)     08/15/04   2.000   $     866,122
       500    Jay Street Development Corp., NY Certificates
               Facilities Lease Revenue Bonds, Jay Street
               Project, Series A-1
               (JP Morgan Chase & Co. LOC) VRDN##                  (A1+ , VMIG1)   07/07/04   1.000         500,000
       600    Jay Street Development Corp., NY Certificates
               Facilities Lease Revenue Bonds, Series A-1
               (Depfa Bank PLC LOC) VRDN##                         (A1+ , VMIG1)   07/07/04   1.070         600,000
       800    Long Island Power Authority, NY Electric System
               Revenue Bonds, Subseries 1B
               (State Street Bank & Trust Co. LOC) VRDN##           (A1+ , Aa2)    07/01/04   1.080         800,000
     1,000    Monroe County, NY, Industrial Development
               Agency, Revenue Bonds, St. Ann's Home for
               Aged Project (HSBC Bank USA LOC) VRDN##             (NR , VMIG1)    07/07/04   1.040       1,000,000
     1,900    New York State, General Obligation Unlimited,
               Environmental Quality, Series G
               (Westdeutsche Landesbank LOC) VRDN##                (A1+ , VMIG1)   10/01/04   1.030       1,900,000
     1,000    New York State Dormitory Authority,
               Revenue Bonds, Certificates Series D, VRDN##         (AAA , NR)     07/01/04   1.130       1,000,000
     1,000    New York State Dormitory Authority,
               Revenue Bonds, Cornell University, Series B
               (Morgan Guaranty Trust LOC) VRDN##                  (A1+ , VMIG1)   07/01/04   1.080       1,000,000
     1,170    New York State Housing Finance Agency,
               Revenue Bonds, Normandie City I Project
               (Landesbank Hessen-Thuringen LOC) VRDN##            (A1+ , VMIG1)   07/07/04   1.030       1,170,000
     1,200    New York State Local Government Assistance
               Corp., Revenue Bonds, Series D
               (Societe Generale LOC) VRDN##                       (A1+ , VMIG1)   07/07/04   1.000       1,200,000
     1,000    New York, NY, City Housing Development Corp.,
               Multifamily Rental, Revenue Bonds, Carnegie
               Park, Series A (FNMA Insured LOC) VRDN##             (A1+ , NR)     07/07/04   1.000       1,000,000
     1,200    New York, NY, City Housing Development Corp.,
               Multifamily Rental, Revenue Bonds, Mortgage
               Related Upper A (Landesbank Baden LOC)
               VRDN##                                               (A1+ , NR)     07/07/04   1.060       1,200,000
         0(1) New York, NY, City Industrial Development
               Agency, Revenue Bonds, Adjusted Abigail
               Press, Inc. Project
               (JP Morgan Chase & Co. LOC) VRDN##                   (A1+ , NR)     07/01/04   1.090             100

                 See Accompanying Notes to Financial Statements.

   PAR                                                               RATINGS+
  (000)                                                            (S&P/MOODY'S)   MATURITY   RATE%       VALUE
----------                                                         -------------   --------   -----   -------------
MUNICIPAL BONDS
$      500    New York, NY, City Municipal Water Finance
               Authority, Revenue Bonds, Adjusted Subseries
               C-1 (State Street Bank & Trust LOC) VRDN##          (A1+ , VMIG1)   07/01/04   1.080   $     500,000
     1,000    New York, NY, City Municipal Water Finance
               Authority Water & Sewer Systems,
               Revenue Bonds, Adjusted Series C
               (FGIC Insured) VRDN##                               (A1+ , VMIG1)   07/01/04   1.060       1,000,000
       700    New York, NY, City Transitional Finance
               Authority, Revenue Bonds, Adjusted Future
               Tax Secured Series B (Landesbank Baden
               Wurtt LOC) VRDN##                                   (A1+ , VMIG1)   07/01/04   1.080         700,000
       500    New York, NY, General Obligation Unlimited,
               Adjusted Subseries A-2 (Bank of America
               N.A. LOC) VRDN##                                    (A-1 , VMIG1)   07/07/04   1.000         500,000
     1,000    New York, NY, General Obligation Unlimited,
               Adjusted Subseries H-2 (Bank of Nova
               Scotia LOC) VRDN##                                  (A-1 , VMIG1)   07/07/04   1.000       1,000,000
     1,000    New York, NY, General Obligation Unlimited,
               Series B, Subseries B7 (AMBAC Insurance)
               VRDN##                                              (A1+ , VMIG1)   07/01/04   1.060       1,000,000
       400    New York, NY, General Obligation Unlimited,
               Series B2, Subseries B9 (JP Morgan Chase &
               Co. LOC) VRDN##                                     (A1+ , VMIG1)   07/07/04   1.030         400,000
       700    New York, NY, General Obligation Unlimited,
               Subseries A-8 (Morgan Guaranty Trust LOC)
               VRDN##                                              (A1+ , VMIG1)   07/01/04   1.060         700,000
     1,000    New York, NY, Housing Development Corp.,
               Revenue Bonds, Multifamily Columbus
               Apartments, Series A (FNMA LOC) VRDN##               (A1+ , NR)     07/07/04   1.000       1,000,000
     1,000    Niagara Falls, NY, Bridging Community Toll,
               Revenue Bonds, Adjusted Fixed Series A
               (FGIC Insured) VRDN##                               (A1+ , VMIG1)   07/07/04   1.040       1,000,000
     1,000    North Hempstead, NY, General Obligation
               Unlimited Notes, Series A, BAN                       (NR , MIG1)    02/03/05   2.000       1,005,452
       600    Port Authority, New York & New Jersey
               Special Obligation, Revenue Bonds
               (Bayerische Landesbank LOC) VRDN##                  (A1+ , VMIG1)   07/01/04   1.080         600,000
     1,000    Tompkins County, NY, Industrial Development
               Agency, Revenue Bonds, Care Community
               Kendal Ithaca (Wachovia Bank LOC) VRDN##             (A-1 , NR)     07/07/04   1.110       1,000,000

                 See Accompanying Notes to Financial Statements.

   PAR                                                               RATINGS+
  (000)                                                            (S&P/MOODY'S)   MATURITY   RATE%       VALUE
----------                                                         -------------   --------   -----   -------------
MUNICIPAL BONDS
$    1,000    Wappinger, NY, General Obligation Unlimited
               Notes, BAN                                            (NR , NR)     04/29/05   2.000   $   1,006,536
                                                                                                      -------------
TOTAL MUNICIPAL BONDS (Cost $23,648,210)                                                                 23,648,210
                                                                                                      -------------
TOTAL INVESTMENTS AT VALUE (98.1%) (Cost $23,648,210)                                                    23,648,210
OTHER ASSETS IN EXCESS OF LIABILITIES (1.9%)                                                                466,454
                                                                                                      -------------
NET ASSETS (100.0%)                                                                                   $  24,114,664
                                                                                                      =============

                Average Weighted Maturity -- 35 days (unaudited)

                    INVESTMENT ABBREVIATIONS

                    AMBAC = Ambac Assurance Corporation
                      LOC = Letter of Credit
                     FGIC = Financial Guaranty Insurance Company
                      FSA = Financial Security Assurance, Inc.
                       NR = Not Rated
                     VRDN = Variable Rate Demand Note
                      BAN = Bond Anticipation Notes

+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

## The interest rate is as of June 30, 2004 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

(1)  Par value of security held is less than $1,000.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)

                                                                          CASH           NEW YORK
                                                                      RESERVE FUND    TAX EXEMPT FUND
                                                                      ------------    ---------------
ASSETS
    Investments at value (Cost $67,505,989 and $23,648,210,
      respectively) (Note 1)                                          $ 67,505,989    $    23,648,210
    Cash                                                                       415              6,551
    Receivable for fund shares sold                                        318,236            486,477
    Interest receivable                                                    139,872             53,209
    Receivable from investment adviser (Note 2)                              8,572              8,470
    Prepaid expenses                                                        46,362             31,778
                                                                      ------------    ---------------
      Total Assets                                                      68,019,446         24,234,695
                                                                      ------------    ---------------

LIABILITIES
    Administrative services fee payable (Note 2)                            12,305              4,687
    Distribution fee payable (Note 2)                                          245                  4
    Payable for fund shares redeemed                                     9,005,977             92,560
    Dividend payable                                                        17,383              6,872
    Directors' fee payable                                                     208                208
    Other accrued expenses payable                                          39,149             15,700
                                                                      ------------    ---------------
      Total Liabilities                                                  9,075,267            120,031
                                                                      ------------    ---------------

NET ASSETS
    Capital stock, $0.001 par value (Note 3)                                59,097             24,150
    Paid-in capital (Note 3)                                            59,187,752         24,112,788
    Accumulated net realized loss on investments                          (302,670)           (22,274)
                                                                      ------------    ---------------
      Net Assets                                                      $ 58,944,179    $    24,114,664
                                                                      ============    ===============

COMMON SHARES
    Net assets                                                        $ 57,868,281    $    24,093,479
    Shares outstanding                                                  58,022,305         24,128,864
                                                                      ------------    ---------------
    Net asset value, offering price, and redemption price per share   $       1.00    $          1.00
                                                                      ============    ===============

A SHARES
    Net assets                                                        $    976,307    $        21,185
    Shares outstanding                                                     975,824             21,193
                                                                      ------------    ---------------
    Net asset value, offering price, and redemption price per share   $       1.00    $          1.00
                                                                      ============    ===============

B SHARES
    Net assets                                                        $     53,564                 NA
    Shares outstanding                                                      53,420                 NA
                                                                      ------------    ---------------
    Net asset value, offering price, and redemption price per share   $       1.00                 NA
                                                                      ============    ===============

C SHARES
    Net assets                                                        $     46,027                 NA
    Shares outstanding                                                      45,917                 NA
                                                                      ------------    ---------------
    Net asset value, offering price, and redemption price per share   $       1.00                 NA
                                                                      ============    ===============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2004 (unaudited)

                                                                          CASH           NEW YORK
                                                                      RESERVE FUND    TAX EXEMPT FUND
                                                                      ------------    ---------------
INTEREST INCOME (Note 1)                                              $    399,143    $       141,147
                                                                      ------------    ---------------

EXPENSES
    Investment advisory fees (Note 2)                                      125,380             36,487
    Administrative services fees (Note 2)                                   57,436             24,784
    Distribution fees (Note 2)
      Class A                                                                1,337                 25
      Class B                                                                  119                 --
      Class C                                                                  103                 --
    Transfer agent fees                                                     46,215              8,134
    Legal fees                                                              22,286             18,073
    Registration fees                                                       26,753             14,435
    Printing fees (Note 2)                                                  13,329             11,822
    Audit fees                                                               9,344              8,752
    Directors' fees                                                          8,255              8,255
    Custodian fees                                                           5,933              1,319
    Insurance expense                                                       12,524             10,449
    Miscellaneous expense                                                    4,775              3,794
                                                                      ------------    ---------------

      Total expenses                                                       333,789            146,329
    Less: fees waived and expenses reimbursed (Note 2)                    (167,058)           (73,471)
                                                                      ------------    ---------------

      Net expenses                                                         166,731             72,858
                                                                      ------------    ---------------

       Net investment income                                               232,412             68,289
                                                                      ------------    ---------------

NET REALIZED GAIN FROM INVESTMENTS                                           8,621                 --
                                                                      ------------    ---------------

    Net increase in net assets resulting from operations              $    241,033    $        68,289
                                                                      ============    ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      CASH RESERVE FUND
                                                           ----------------------------------------
                                                           FOR THE SIX MONTHS
                                                                  ENDED             FOR THE YEAR
                                                              JUNE 30, 2004            ENDED
                                                               (UNAUDITED)       DECEMBER 31, 2003
                                                           ------------------    ------------------
FROM OPERATIONS
  Net investment income                                    $          232,412    $          883,952
  Net realized gain (loss) from investments                             8,621                16,484
                                                           ------------------    ------------------
    Net increase in net assets resulting
      from operations                                                 241,033               900,436
                                                           ------------------    ------------------

FROM DIVIDENDS
  Dividends from net investment income
    Common Class shares                                              (230,158)             (862,082)
    Class A shares                                                     (2,154)               (7,590)
    Class B shares                                                        (54)                  (84)
    Class C shares                                                        (46)                  (65)
                                                           ------------------    ------------------
    Net decrease in net assets resulting
      from dividends                                                 (232,412)             (869,821)
                                                           ------------------    ------------------

FROM CAPITAL SHARE TRANSACTIONS (Note 3)
  Proceeds from sale of shares                                    219,324,751           525,939,171
  Reinvestment of dividends                                           113,451               317,836
  Net asset value of shares redeemed                             (244,846,234)         (581,864,671)
                                                           ------------------    ------------------
    Net decrease in net assets from
      capital share transactions                                  (25,408,032)          (55,607,664)
                                                           ------------------    ------------------
  Increase due to capital contribution from
      advisor (Note 2)                                                     --               150,000
                                                           ------------------    ------------------
  Net decrease in net assets                                      (25,399,411)          (55,427,049)

NET ASSETS
  Beginning of period                                              84,343,590           139,770,639
                                                           ------------------    ------------------
  End of period                                            $       58,944,179    $       84,343,590
                                                           ==================    ==================

                                                                   NEW YORK TAX EXEMPT FUND
                                                           ----------------------------------------
                                                           FOR THE SIX MONTHS
                                                                  ENDED             FOR THE YEAR
                                                              JUNE 30, 2004            ENDED
                                                               (UNAUDITED)       DECEMBER 31, 2003
                                                           ------------------    ------------------
FROM OPERATIONS
  Net investment income                                    $           68,289    $          561,549
  Net realized gain (loss) from investments                                --               (18,733)
                                                           ------------------    ------------------
    Net increase in net assets resulting
      from operations                                                  68,289               542,816
                                                           ------------------    ------------------

FROM DIVIDENDS
  Dividends from net investment income
    Common Class shares                                               (68,265)             (561,471)
    Class A shares                                                        (24)                  (78)
    Class B shares                                                         --                    --
    Class C shares                                                         --                    --
                                                           ------------------    ------------------
    Net decrease in net assets resulting
      from dividends                                                  (68,289)             (561,549)
                                                           ------------------    ------------------

FROM CAPITAL SHARE TRANSACTIONS (Note 3)
  Proceeds from sale of shares                                     40,838,797           233,273,590
  Reinvestment of dividends                                            18,135                46,677
  Net asset value of shares redeemed                              (54,883,979)         (312,915,128)
                                                           ------------------    ------------------
    Net decrease in net assets from
      capital share transactions                                  (14,027,047)          (79,594,861)
                                                           ------------------    ------------------
  Increase due to capital contribution from
      advisor (Note 2)                                                     --                    --
                                                           ------------------    ------------------
  Net decrease in net assets                                      (14,027,047)          (79,613,594)

NET ASSETS
  Beginning of period                                              38,141,711           117,755,305
                                                           ------------------    ------------------
  End of period                                            $       24,114,664    $       38,141,711
                                                           ==================    ==================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                  FOR THE SIX
                                                  MONTHS ENDED           FOR THE YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 2004      ----------------------------------------
                                                  (UNAUDITED)          2003           2002           2001
                                                 -------------      ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period           $      1.0000      $   1.0000     $   1.0000     $   1.0000
                                                 -------------      ----------     ----------     ----------

INVESTMENT OPERATIONS
  Net investment income                                 0.0032          0.0074         0.0125         0.0371
  Net loss on investments
    (both realized and unrealized)                          --         (0.0014)            --             --
                                                 -------------      ----------     ----------     ----------
      Total from investment operations                  0.0032          0.0060         0.0125         0.0371
                                                 -------------      ----------     ----------     ----------

LESS DIVIDENDS
  Dividends from net investment income                 (0.0032)        (0.0072)       (0.0125)       (0.0371)
                                                 -------------      ----------     ----------     ----------

INCREASE DUE TO CAPITAL CONTRIBUTION                        --          0.0012             --             --
                                                 -------------      ----------     ----------     ----------

NET ASSET VALUE, END OF PERIOD                   $      1.0000      $   1.0000     $   1.0000     $   1.0000
                                                 =============      ==========     ==========     ==========
      Total return(1)                                     0.32%           0.72%          1.25%          3.77%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)       $      57,868      $   82,990     $  138,095     $  301,516
    Ratio of expenses to average net assets(2)            0.46%(3)        0.49%          0.55%          0.55%
    Ratio of net investment income
      to average net assets                               0.65%(3)        0.74%          1.38%          3.85%
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                      0.47%(3)        0.30%          0.14%          0.11%

                                                 FOR THE YEAR ENDED DECEMBER 31,
                                                 ------------------------------
                                                      2000            1999
                                                 -------------    -------------
PER SHARE DATA
  Net asset value, beginning of period           $      1.0000    $      1.0000
                                                 -------------    -------------

INVESTMENT OPERATIONS
  Net investment income                                 0.0592           0.0464
  Net loss on investments
    (both realized and unrealized)                          --               --
                                                 -------------    -------------
      Total from investment operations                  0.0592           0.0464
                                                 -------------    -------------

LESS DIVIDENDS
  Dividends from net investment income                 (0.0592)         (0.0464)
                                                 -------------    -------------

INCREASE DUE TO CAPITAL CONTRIBUTION                        --               --
                                                 -------------    -------------

NET ASSET VALUE, END OF PERIOD                   $      1.0000    $      1.0000
                                                 =============    =============
      Total return(1)                                     6.08%            4.74%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)       $     343,623    $     463,971
    Ratio of expenses to average net assets(2)            0.57%            0.56%
    Ratio of net investment income
      to average net assets                               5.07%            4.66%
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                      0.11%            0.12%

(1) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .02% and .01% for the years ended December 31, 2000 and 1999, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements was .55% for each of the years ended December 31, 2000 and 1999. For the six months ended June 30, 2004 and the years ended December 31, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                            FOR THE SIX
                                                            MONTHS ENDED           FOR THE YEAR ENDED DECEMBER 31,
                                                           JUNE 30, 2004      ----------------------------------------
                                                            (UNAUDITED)          2003           2002          2001(1)
                                                           -------------      ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period                     $      1.0000      $   1.0000     $   1.0000     $   1.0000
                                                           -------------      ----------     ----------     ----------

INVESTMENT OPERATIONS
  Net investment income                                           0.0020          0.0050         0.0100         0.0011
  Net loss on investments (both realized and unrealized)              --         (0.0019)            --             --
                                                           -------------      ----------     ----------     ----------

      Total from investment operations                            0.0020          0.0031         0.0100         0.0011
                                                           -------------      ----------     ----------     ----------

LESS DIVIDENDS
  Dividends from net investment income                           (0.0020)        (0.0047)       (0.0100)       (0.0011)
                                                           -------------      ----------     ----------     ----------

INCREASE DUE TO CAPITAL CONTRIBUTION                                  --          0.0016             --             --
                                                           -------------      ----------     ----------     ----------

NET ASSET VALUE, END OF PERIOD                             $      1.0000      $   1.0000     $   1.0000     $   1.0000
                                                           =============      ==========     ==========     ==========

      Total return(2)                                               0.20%           0.47%          1.01%          0.11%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                 $         976      $    1,247     $    1,676     $        1
    Ratio of expenses to average net assets                         0.71%(3)        0.74%          0.80%          0.80%(3)
    Ratio of net investment income
      to average net assets                                         0.40%(3)        0.49%          1.01%          1.43%(3)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                          0.47%(3)        0.30%          0.19%          0.37%(3)

(1)  For the period November 30, 2001 (inception date) through December 31,
     2001.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class B and Class C Share of the Fund Outstanding Throughout Each Period)

                                                       FOR THE SIX MONTHS ENDED          FOR THE PERIOD ENDED
                                                       JUNE 30, 2004 (UNAUDITED)         DECEMBER 31, 2003(1)
                                                    ------------------------------     -------------------------
                                                       CLASS B          CLASS C          CLASS B        CLASS C
                                                    -------------     ------------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period              $      1.0000     $     1.0000     $   1.0000     $   1.0000
                                                    -------------     ------------     ----------     ----------

INVESTMENT OPERATIONS
  Net investment income                                    0.0010           0.0010         0.0016         0.0016
  Net loss on investments
    (both realized and unrealized)                             --               --        (0.0022)       (0.0022)
                                                    -------------     ------------     ----------     ----------

      Total from investment operations                     0.0010           0.0010        (0.0006)       (0.0006)
                                                    -------------     ------------     ----------     ----------

LESS DIVIDENDS
  Dividends from net investment income                    (0.0010)         (0.0010)       (0.0015)       (0.0015)
                                                    -------------     ------------     ----------     ----------

INCREASE DUE TO CAPITAL CONTRIBUTION                           --               --         0.0021         0.0021
                                                    -------------     ------------     ----------     ----------

NET ASSET VALUE, END OF PERIOD                      $      1.0000     $     1.0000     $   1.0000     $   1.0000
                                                    =============     ============     ==========     ==========

      Total return(2)                                        0.10%            0.10%          0.15%          0.15%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $          54     $         46     $       60     $       46
    Ratio of expenses to average net assets(3)               0.91%            0.91%          0.94%          0.94%
    Ratio of net investment income
      to average net assets(3)                               0.20%            0.20%          0.24%          0.24%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements(3)                0.47%            0.47%          0.40%          0.40%


(1)  For the period May 1, 2003 (inception date) through December 31, 2003.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                  FOR THE SIX
                                                  MONTHS ENDED          FOR THE YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 2004      ----------------------------------------
                                                  (UNAUDITED)          2003           2002           2001
                                                 -------------      ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period           $      1.0000      $   1.0000     $   1.0000     $   1.0000
                                                 -------------      ----------     ----------     ----------

INVESTMENT OPERATIONS
  Net investment income                                 0.0023          0.0055         0.0090         0.0202
  Net loss on investments
    (both realized and unrealized)                          --         (0.0001)            --             --
                                                 -------------      ----------     ----------     ----------

      Total from investment operations                  0.0023          0.0054         0.0090         0.0202
                                                 -------------      ----------     ----------     ----------

LESS DIVIDENDS
  Dividends from net investment income                 (0.0023)        (0.0054)       (0.0090)       (0.0202)
                                                 -------------      ----------     ----------     ----------

NET ASSET VALUE, END OF PERIOD                   $      1.0000      $   1.0000     $   1.0000     $   1.0000
                                                 =============      ==========     ==========     ==========

      Total return(1)                                     0.23%           0.54%          0.90%          2.13%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)       $      24,093      $   38,121     $  117,734     $  186,685
    Ratio of expenses to average net assets(2)            0.50%(3)        0.52%          0.55%          0.55%
    Ratio of net investment income
      to average net assets                               0.47%(3)        0.55%          0.92%          2.11%
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                      0.50%(3)        0.08%          0.08%          0.15%

                                                  FOR THE YEAR ENDED DECEMBER 31,
                                                 --------------------------------
                                                    2000                  1999
                                                 ---------------   --------------
PER SHARE DATA
  Net asset value, beginning of period           $        1.0000   $       1.0000
                                                 ---------------   --------------

INVESTMENT OPERATIONS
  Net investment income                                   0.0341           0.0267
  Net loss on investments
    (both realized and unrealized)                            --               --
                                                 ---------------   --------------

      Total from investment operations                    0.0341           0.0267
                                                 ---------------   --------------

LESS DIVIDENDS
  Dividends from net investment income                   (0.0341)         (0.0267)
                                                 ---------------   --------------

NET ASSET VALUE, END OF PERIOD                   $        1.0000   $       1.0000
                                                 ===============   ==============

      Total return(1)                                       3.46%            2.70%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)       $       197,544   $      181,842
    Ratio of expenses to average net assets(2)              0.57%            0.56%
    Ratio of net investment income
      to average net assets                                 3.39%            2.68%
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                        0.11%            0.13%

(1) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .02% and .01% for the years ended December 31, 2000 and 1999, respectively. The Common Class shares' net operating expense ratio after reflecting these arrangements was .55% for each of the years ended December 31, 2000 and 1999. For the the six months ended June 30, 2004, and the years ended December 31, 2003, 2002, and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                            FOR THE SIX
                                                            MONTHS ENDED           FOR THE YEAR ENDED DECEMBER 31,
                                                           JUNE 30, 2004      ----------------------------------------
                                                            (UNAUDITED)          2003           2002          2001(1)
                                                           -------------      ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period                     $      1.0000      $   1.0000     $   1.0000     $   1.0000
                                                           -------------      ----------     ----------     ----------

INVESTMENT OPERATIONS
  Net investment income                                           0.0011          0.0031         0.0062         0.0004
  Net loss on investments
    (both realized and unrealized)                                    --         (0.0001)            --             --
                                                           -------------      ----------     ----------     ----------

      Total from investment operations                            0.0011          0.0030         0.0062         0.0004
                                                           -------------      ----------     ----------     ----------

LESS DIVIDENDS
  Dividends from net investment income                           (0.0011)        (0.0030)       (0.0062)       (0.0004)
                                                           -------------      ----------     ----------     ----------

NET ASSET VALUE, END OF PERIOD                             $      1.0000      $   1.0000     $   1.0000     $   1.0000
                                                           =============      ==========     ==========     ==========

      Total return(2)                                               0.11%           0.30%          0.62%          0.04%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                 $          21      $       21     $       21     $        1
    Ratio of expenses to average net assets                         0.75%(3)        0.77%          0.80%          0.80%(3)
    Ratio of net investment income
      to average net assets                                         0.22%(3)        0.30%          0.59%          0.50%(3)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                          0.50%(3)        0.08%          0.08%          0.15%(3)

(1)  For the period November 30, 2001 (inception date) through December 31,
     2001.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Cash Reserve Fund, Inc. ("Cash Reserve") and the Credit Suisse New York Tax Exempt Fund, Inc. ("New York Tax Exempt") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. Cash Reserve and New York Tax Exempt (each, a "Fund" and collectively, the "Funds") were incorporated under the laws of the state of Maryland on November 15, 1984, and October 31, 1984, respectively.


   The investment objective of Cash Reserve is to provide investors with high current income consistent with liquidity and stability of principal. The investment objective of New York Tax Exempt is to provide investors with as high a level of current interest income exempt from federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity.

   Cash Reserve offers four classes of shares: Common Class, Class A shares, Class B shares and Class C shares. New York Tax Exempt offers two classes of shares: Common Class and Class A shares. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that it bears different expenses, which reflect the difference in the range of services provided to them.

   Each Fund is considered to be a separate entity for financial reporting and tax purposes. It is the policy of each Fund to maintain a stable net asset value of $1.00 per share. Each Fund has adopted certain investment, fund valuation, dividend and distribution policies to enable it to do so. There is no assurance, however, that each Fund will be able to maintain a stable net asset value of $1.00 per share.

   A) SECURITY VALUATION -- The net asset value of each Fund is determined at 1:00 p.m. eastern time and at the close of regular trading on the New York Stock Exchange, Inc. on Monday through Friday, except for the days the following holidays are observed: New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Each Fund's investments are valued under the amortized cost method, which has been determined by the Funds' Board of Directors to represent the fair value of the Funds' investments. Amortized cost involves valuing a Fund's holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize each Fund's net asset value for purposes of sales and redemption at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are generally declared and paid annually, although the Funds may declare and pay short-term capital gains, if any, periodically as the Board of Directors determine. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) REPURCHASE AGREEMENTS -- Each Fund may enter into repurchase agreements. Under the terms of a typical repurchase agreement, a Fund acquires a security subject to an obligation of the seller to repurchase the security. Securities pledged as collateral for repurchase agreements are held by the Fund's broker until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   G) OTHER -- Under normal market conditions, New York Tax Exempt invests at least 80% of net assets, plus any borrowings for investment purposes, in New York municipal securities. Accordingly, this Fund may be riskier than a more geographically-diverse municipal fund.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, serves as investment adviser for the Funds. For its investment advisory services, CSAM is entitled to receive a fee from each Fund at an annual rate of 0.35% and 0.25% of the average daily net assets for Cash Reserve and New York Tax Exempt, respectively. For the six months ended June 30, 2004, investment advisory fees earned and voluntarily waived were as follows:

                                     GROSS                     NET
                                   ADVISORY                  ADVISORY      EXPENSE
  FUND                                FEE        WAIVER        FEE      REIMBURSEMENTS
  ----                            ----------   -----------   --------   --------------
  Cash Reserve                    $  125,380   $  (125,380)  $     --   $      (41,678)
  New York Tax Exempt                 36,487       (36,487)        --          (36,984)

   During the year ended December 31, 2003, CSAM voluntarily contributed capital to Cash Reserve in the amount of $150,000 to offset the effect of realized losses. CSAM received no shares of common stock in exchange for this contribution, which increased the net asset value of Cash Reserve. For tax purposes, this capital contribution was applied against realized losses for the year ended December 31, 2003. Such amount has been recorded as additional paid-in-capital in the Statement of Assets and Liabilities.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Funds.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets. For the six months ended June 30, 2004, co-administrative services fees earned by CSAMSI were as follows:

           FUND                                         CO-ADMINISTRATION FEE
           ----                                         ---------------------
           Cash Reserve                                      $  35,823
           New York Tax Exempt                                  14,595

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based on the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

           AVERAGE DAILY NET ASSETS                         ANNUAL RATE
           ------------------------                         -----------
           First $5 billion                     0.050% of average daily net assets
           Next $5 billion                      0.035% of average daily net assets
           Over $10 billion                     0.020% of average daily net assets

   For the six months ended June 30, 2004, co-administrative services fees earned by SSB (including out-of-pocket fees) were as follows:

           FUND                                         CO-ADMINISTRATION FEE
           ----                                         ---------------------
           Cash Reserve                                      $  21,613
           New York Tax Exempt                                  10,189

   In addition to serving as each Fund's co-administrator, CSAMSI serves as distributor of each Fund's shares. Pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares of each Fund. The maximum amount payable of the Class B shares and Class C shares of Cash Reserve is 0.75% of average daily net assets. Class B shares and Class C shares of Cash Reserve pay these fees at the annual rate of 0.45% of average net assets. CSAMSI may use this fee to compensate service organizations for distribution services.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the six months ended June 30, 2004, Merrill was paid $4,728 for its services from each Fund.

NOTE 3. CAPITAL SHARE TRANSACTIONS

   Cash Reserve is authorized to issue six billion full and fractional shares of capital stock, $0.001 par value per share, of which one billion shares are classified as Common Class shares, one billion shares are classified as Class A shares, one billion shares are classified as Class B shares and one billion shares are classified as Class C shares. New York Tax Exempt is authorized to issue four billion full and fractional shares of capital stock, $0.001 par value per share, of which one billion shares are classified as Common Class shares and one billion shares are designated as Class A shares. Transactions in shares of each Fund were as follows:

                                                                  CASH RESERVE
                                      ---------------------------------------------------------------------
                                                                  COMMON CLASS
                                      ---------------------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED               FOR THE YEAR ENDED
                                          JUNE 30, 2004 (UNAUDITED)               DECEMBER 31, 2003
                                      ---------------------------------------------------------------------
                                          SHARES             VALUE             SHARES            VALUE
                                      ---------------   ---------------   ---------------   ---------------
Shares sold                               218,776,787   $   218,776,787       520,418,561   $   520,418,561
Shares issued in reinvestment
   of dividends                               111,885           111,885           311,899           311,899
Shares redeemed                          (244,019,313)     (244,019,313)     (576,012,469)     (576,012,469)
                                      ---------------   ---------------   ---------------   ---------------
Net decrease                              (25,130,641)  $   (25,130,641)      (55,282,009)  $   (55,282,009)
                                      ===============   ===============   ===============   ===============

                                                                     CLASS A
                                      ---------------------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED               FOR THE YEAR ENDED
                                          JUNE 30, 2004 (UNAUDITED)               DECEMBER 31, 2003
                                      ---------------------------------------------------------------------
                                          SHARES             VALUE             SHARES            VALUE
                                      ---------------   ---------------   ---------------   ---------------
Shares sold                                   541,321   $       541,321         5,357,497   $     5,357,497
Shares issued in reinvestment
   of dividends                                 1,559             1,559             5,873             5,873
Shares redeemed                              (813,489)         (813,489)       (5,795,144)       (5,795,144)
                                      ---------------   ---------------   ---------------   ---------------
Net decrease                                 (270,609)  $      (270,609)         (431,774)  $      (431,774)
                                      ===============   ===============   ===============   ===============

                                                                     CLASS B
                                      ---------------------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                          JUNE 30, 2004 (UNAUDITED)              DECEMBER 31, 2003(1)
                                      ---------------------------------------------------------------------
                                          SHARES             VALUE             SHARES            VALUE
                                      ---------------   ---------------   ---------------   ---------------
Shares sold                                     6,643   $         6,643           117,222   $       117,222
Shares issued in reinvestment
  of dividends                                      7                 7                38                38
Shares redeemed                               (13,432)          (13,432)          (57,058)          (57,058)
                                      ---------------   ---------------   ---------------   ---------------
Net increase (decrease)                        (6,782)  $        (6,782)           60,202   $        60,202
                                      ===============   ===============   ===============   ===============

                                                                     CLASS C
                                      ---------------------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                          JUNE 30, 2004 (UNAUDITED)              DECEMBER 31, 2003(1)
                                      ---------------------------------------------------------------------
                                          SHARES             VALUE             SHARES            VALUE
                                      ---------------   ---------------   ---------------   ---------------
Shares sold                                        --   $            --            45,891   $        45,891
Shares issued in reinvestment
  of dividends                                     --                --                26                26
                                      ---------------   ---------------   ---------------   ---------------
Net increase                                       --   $            --            45,917   $        45,917
                                      ===============   ===============   ===============   ===============

----------
(1)  For the period May 1, 2003 (inception date) through December 31, 2003.

                                                                NEW YORK TAX EXEMPT
                                      ---------------------------------------------------------------------
                                                                 COMMON CLASS
                                      ---------------------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                          JUNE 30, 2004 (UNAUDITED)               DECEMBER 31, 2003
                                      ---------------------------------------------------------------------
                                          SHARES             VALUE             SHARES            VALUE
                                      ---------------   ---------------   ---------------   ---------------
Shares sold                                40,838,797   $    40,838,797       233,273,590   $   233,273,590
Shares issued in reinvestment
  of dividends                                 18,112            18,112            46,618            46,618
Shares redeemed                           (54,883,979)      (54,883,979)     (312,915,128)     (312,915,128)
                                      ---------------   ---------------   ---------------   ---------------
Net decrease                              (14,027,070)  $   (14,027,070)      (79,594,920)  $   (79,594,920)
                                      ===============   ===============   ===============   ===============

                                                                     CLASS A
                                      ---------------------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                          JUNE 30, 2004 (UNAUDITED)               DECEMBER 31, 2003
                                      ---------------------------------------------------------------------
                                          SHARES             VALUE             SHARES            VALUE
                                      ---------------   ---------------   ---------------   ---------------
Shares issued in reinvestment
  of dividends                                     23   $            23                59   $            59
                                      ---------------   ---------------   ---------------   ---------------
Net increase                                       23   $            23                59   $            59
                                      ===============   ===============   ===============   ===============

   On June 30, 2004, the number of shareholders that held 5% or more of the outstanding shares of each Fund was as follows:

                                        NUMBER OF       APPROXIMATE PERCENTAGE
           FUND                       SHAREHOLDERS       OF OUTSTANDING SHARES
           ----                       ------------      ----------------------
           Cash Reserve
            Common Class                    4                     47%
            Class A                         3                     18%
            Class B                         1                     85%

           New York Tax Exempt
            Common Class                    3                     78%
            Class A                         1                     95%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 4. CONTINGENCIES

   In the normal course of business, each Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 5. REORGANIZATION

   On May 19, 2004, the Credit Suisse U.S. Government Money Fund's Board of Trustees approved a reorganization (the "Reorganization") whereby all of the U.S. Government Money Fund's assets and liabilities would be transferred to Credit Suisse Cash Reserve Fund (the "Acquiring Fund") in exchange for Class A shares of the Acquiring Fund. The U.S. Government Money Fund would then be liquidated and Class A shares of the Acquiring Fund would be distributed to the U.S. Government Money Fund's shareholders. The Reorganization is expected to occur on or about September 24, 2004 (the "Closing Date").

   When the Reorganization is complete, each shareholder of the U.S. Government Money Fund would become a shareholder of the Acquiring Fund and would receive on a tax-free basis Class A shares of the Acquiring Fund with the same aggregate net asset value as their shares of beneficial interest of the U.S. Government Money Fund.

CREDIT SUISSE FUNDS
PRIVACY POLICY NOTICE (UNAUDITED)

                     IMPORTANT PRIVACY CHOICES FOR CONSUMERS

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

   / / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM-SPONSORED AND-ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 19, 2004.

CREDIT SUISSE FUNDS
PROXY VOTING (UNAUDITED)

   The policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities are available:

   - By calling 1-800-927-2874

   - On the Funds' website, www.csam.com/us

   - On the website of the Securities and Exchange Commission, http://www.sec.gov.

                       This page intentionally left blank

                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.csam.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSMMF-3-0604

ITEM 2. CODE OF ETHICS.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an "interested person" of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

ITEM 10. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

               CREDIT SUISSE CASH RESERVE FUND, INC.

               /s/ Michael E. Kenneally
               ------------------------
               Name: Michael E. Kenneally
               Title: Chief Executive Officer
               Date: September 1, 2004

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

               /s/ Michael E. Kenneally
               ------------------------
               Name: Michael E. Kenneally
               Title: Chief Executive Officer
               Date: September 1, 2004

               /s/ Michael A. Pignataro
               ------------------------
               Name: Michael A. Pignataro
               Title: Chief Financial Officer
               Date: September 1, 2004